Private Placement (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2019	Sep. 19, 2019
Exercise price		$ 11.50
Warrant [Member] | Over-Allotment Option [Member]
Issue of warrants			600,000
Exercise price			$ 1.00
Class A Common Stock [Member] | Warrant [Member]
Exercise price			$ 11.50
Class A Common Stock [Member] | Warrant [Member] | Private Placement [Member]
Issue of warrants	5,500,000
Exercise price	$ 1.00
Purchase price of warrants	$ 5,500,000